UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2007

Check here if Amendment [   ]             Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cheyne Capital Management Limited
Address:     Stornoway House, 13 Cleveland Row, London SW1A 1DH


Form 13F File Number:      28-11917

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Simon James

Title:        Compliance Officer

Phone:        +44 (0) 20 7031 7560

Signature, Place, and Date of Signing:

         /s/ Simon James            London, England           November 5, 2007
         ---------------            ---------------           ----------------
           [Signature]              [City, State]                 [Date]


Report Type:            (Check only one):

[   ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

28-12483                        Cheyne Capital Management (UK) LLP

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              nil

Form 13F Information Table Entry Total:         0

Form 13F Information Table Value Total:         0
                                                (thousands)

List of Other Included Managers:  None